PLAN DESCRIPTION	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Description of Plan [Line Items]
PLAN DESCRIPTION	PLAN DESCRIPTION
The Plan is a defined contribution plan designed to qualify under Section 401(k) of the Internal Revenue Code ("IRC"). The Bunge U.S. Retirement Plans Committee is responsible for plan governance and administering the Plan in accordance with the Employee Retirement Income Securities Act of 1974 and Plan documents. The Investment Committee is responsible for establishing the investment policy and monitoring Plan assets. The Company has appointed Fidelity Management Trust Company ("Fidelity") to serve as record keeper, administrator, and trustee of both the Plan and the Trust. The descriptions of Plan terms in the following notes to financial statements are provided for general information purposes only and are qualified in their entirety by reference to the Plan document. Participants should refer to the Plan document for a more complete description of the applicable provisions of the Plan. All regular hourly employees, except those regular hourly employees of Bunge North America (East), L.L.C. (collectively "Employer Group") whose terms and conditions of employment are subject to a collective bargaining agreement that bargained to participate in the Plan, are eligible Plan participants. Individual accounts are maintained for each Plan participant. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").